Form N-1A Cover	Oct. 31, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Entity Central Index Key	0000793597
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Prospectus Date	Mar. 01, 2025
Supplement to Prospectus [Text Block]	SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUSDWS Emerging Markets Fixed Income FundThe following changes are effective on or about July 18, 2025:The following disclosure replaces the existing similar disclosure contained under the “PRINCIPAL INVESTMENT STRATEGIES” section of the fund’s summary prospectus and under the “PRINCIPAL INVESTMENT STRATEGIES” section of the summary section and in the “FUND DETAILS” section of the fund's prospectus.Management process. Portfolio management utilizes a top-down and bottom-up approach in management of the fund. The bottom-up approach uses a relative value strategy that seeks to identify the most attractive issuers from a risk and return standpoint. Top-down, portfolio management seeks to manage the fund’s duration (a measure of sensitivity to interest rate movements) and overall risk relative to the JP Morgan EMBI Global Diversified ex-CCC Index. Portfolio management typically considers a number of factors, including economic and currency outlooks, possible interest rate movements, capital flows, debt levels, inflation trends, credit quality of issuers, security characteristics and changes in supply and demand within global bond markets. Portfolio management generally considers environmental, social and governance (ESG) factors, that it believes to be financially material, in its fundamental analysis. In evaluating ESG issues, portfolio management refers to internal securities specific ESG ratings, internal and external ESG research and other factors.The following information replaces the existing similar disclosure contained under the “AVERAGE ANNUAL TOTAL RETURNS” sub-heading of the “PAST PERFORMANCE” section of the fund’s summary prospectus and under the “AVERAGE ANNUAL TOTAL RETURNS” sub-heading of the “PAST PERFORMANCE” section of the summary section of the fund’s prospectus.Average Annual Total Returns
(For periods ended 12/31/2024 expressed as a %)After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.ClassInception1Year5Years10YearsClass A before tax6/18/20015.63-0.641.36After tax on distribu-tions2.96-2.86-0.64After tax on distribu-tions and sale of fund shares3.31-1.450.15INST Class before tax3/3/200811.050.522.12Class S before tax12/31/199310.890.502.08Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses or taxes)-1.69-1.960.15JP Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes)6.540.123.13JP Morgan EMBI Global Diversified ex-CCC Index (reflects no deduc-tion for fees, expenses or taxes)2.09-0.672.59The Bloomberg Global Aggregate Index replaced the JP Morgan EMBI Global Diversified Index as the fund’s broad-based index in compliance with updated regulatory requirements. The JP Morgan EMBI Global Diversified ex-CCC Index replaces the JP Morgan EMBI Global Diversified Index as the fund's secondary benchmark index because the Advisor believes the JP Morgan EMBI Global Diversified ex-CCC Index is a more narrowly based index that better reflects the market sector in which the fund invests.